CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (FY) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (290,509)	$ (314,641)	$ (323,021)	$ (129,248)	$ (605,150)	$ (452,269)	$ (863,448)	$ (593,748)	$ (31,055)
Other comprehensive income (loss):
Unrealized (loss) gain on available-for-sale marketable securities, net	0		27		0	85	148	8	(156)
Total comprehensive loss	$ (290,780)		$ (322,994)		$ (605,421)	$ (452,184)	$ (863,300)	$ (593,740)	$ (31,211)